SUPPLIERS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current
Goods, Materials and Services	R$ 1,870,754	R$ 2,602,086
Energy Purchased for Resale	1,632,529	1,381,544
CCEE - Short Term Energy	13,890	47,902
Total trade and other current payables	3,517,173	4,031,532
Non-current
Goods, Materials and Services		16,555
Suppliers		16,555
Total	R$ 3,517,173	R$ 4,048,087